SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
The amortized cost, gross unrealized gains and losses and fair values of available for sale securities at December 31, 2017 and 2016 are as follows:

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$62,749	$17	$(998)	$61,768
Government-sponsored enterprises	9,212	16	(11)	9,217
Mortgage-backed securities:(1)
Agency - residential	79,134	231	(1,135)	78,230
Non-agency - residential	70	—	(5)	65
Collateralized debt obligations	1,090	34	—	1,124
Obligations of state and political subdivisions	500	—	—	500
Tax-exempt securities	3,114	37	(2)	3,149
Total available for sale securities	$155,869	$335	$(2,151)	$154,053

(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises ("GSEs").  Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$64,894	$132	$(730)	$64,296
Government-sponsored enterprises	11,267	97	—	11,364
Mortgage-backed securities:(1)
Agency - residential	78,843	475	(1,016)	78,302
Non-agency - residential	93	—	(6)	87
Collateralized debt obligations	1,157	—	—	1,157
Obligations of state and political subdivisions	1,000	—	—	1,000
Tax-exempt securities	3,145	22	(6)	3,161
Total available for sale securities	$160,399	$726	$(1,758)	$159,367

(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or GSEs. Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

Investments Classified by Contractual Maturity Date

The amortized cost and fair value of debt securities by contractual maturities at December 31, 2017 are presented below.  Maturities are based on the final contractual payment dates, and do not reflect the impact of potential prepayments or early redemptions.  Because mortgage-backed securities ("MBS") are not due at a single maturity date, they are not included in the maturity categories in the following maturity summary.

	Amortized Cost	Fair Value
	(In Thousands)
Within 1 year	$16,565	$16,546
After 1 but within 5 years	19,578	19,357
After 5 but within 10 years	169	177
After 10 years	40,353	39,678
	76,665	75,758
Mortgage-backed securities	79,204	78,295
Total debt securities	$155,869	$154,053

Realized Gain (Loss) on Investments
The following is a summary of realized gains and losses on the sale of securities for the years ended December 31, 2017, 2016 and 2015:

	Years Ended December 31,
	2017	2016	2015
	(In Thousands)
Gross gains on sales	$—	$55	$169
Gross losses on sales	—	—	(23)
Net gain on sale of securities	$—	$55	$146

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
The following tables present information pertaining to securities with gross unrealized losses at December 31, 2017 and 2016, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2017:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$28,871	$156	$26,461	$842	$55,332	$998
Government-sponsored enterprises	5,992	7	259	4	6,251	11
Mortgage-backed securities:
Agency - residential	34,562	239	32,572	896	67,134	1,135
Non-agency - residential	—	—	65	5	65	5
Tax-exempt securities	1,116	2	—	—	1,116	2
Total	$70,541	$404	$59,357	$1,747	$129,898	$2,151

	Less Than 12 Months		12 Months Or More		Total
December 31, 2016:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$21,531	$227	$19,272	$503	$40,803	$730
Mortgage-backed securities:
Agency - residential	49,961	756	9,585	260	59,546	1,016
Non-agency - residential	—	—	87	6	87	6
Tax-exempt securities	1,121	6	—	—	1,121	6
Total	$72,613	$989	$28,944	$769	$101,557	$1,758

Other than Temporary Impairment, Credit Losses Recognized in Earnings